SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Cash and cash equivalents	$ 0	$ 0	$ 0
Allowances for doubtful accounts	939,887		$ 59,604
Allowance on the VAT receivable current	632,019	3,829
Allowance on the VAT receivable non current	$ 307,868	14,241
Allowance on the VAT receivable current		$ 103,433
Concentration risk, percentage	100.00%	100.00%	100.00%
Impairment of long lived assets	$ 0	$ 0	$ 0
Percentage of discount	10.00%
Asset Retirement Obligations, Noncurrent	$ 724,572	776,669
Percentage of additional profit sharing on remaining sale proceeds	26.7857%
Percentage of remaining sale proceeds	35.00%
Percentage of operating cost per bbl multiplying NSO	100.00%
Contract liabilities	$ 0	0
Unrecognized uncertain tax positions	$ 0	$ 0
Number of reportable segments not disclosed flag	true
Kruh Block KSO [Member]
Product Information [Line Items]
Percentage of additional profit sharing on remaining sale proceeds	49.0196%
Percentage of remaining sale proceeds	20.00%
Percentage of cap on sale proceeds	80.00%
Percentage of operating cost per bbl multiplying NSO	100.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Wican Indonesia [Member]
Product Information [Line Items]
Concentration risk, percentage	29.00%	21.00%	11.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | CV Tri Arga Kencana [Member]
Product Information [Line Items]
Concentration risk, percentage	13.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Pertamina [Member]
Product Information [Line Items]
Concentration risk, percentage	9.00%	33.00%	48.00%